Summary of Significant Accounting Policies Recent Accounting Pronouncements (Tables)	12 Months Ended
Sep. 27, 2015
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements [Table Text Block]
The following table provides a brief description of recently issued accounting pronouncements:

Standard	Description	Effective Date	Effect on financial statements and other significant matters
ASU No. 2015-16 Simplifying the Accounting for Measurement - Period Adjustments (Topic 805)
The amendments require that an acquirer recognize adjustments to provisional amounts identified during the measurement period in the reporting period in which the adjustments are determined and eliminates the requirement to retrospectively revise prior periods. Additionally, an acquirer should record in the same period the effects on earnings of any changes in the provisional accounts, calculated as if the accounting had been completed at the acquisition date. The amendments should be applied on a prospective basis.
		First quarter of fiscal year ending September 24, 2017	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2015-11 Simplifying the Measurement of Inventory (Topic 330)
The amendments, which apply to inventory that is measured using any method other than the last-in, first-out (LIFO) or retail inventory method, require that entities measure inventory at the lower of cost and net realizable value. The amendments should be applied on a prospective basis.
		First quarter of fiscal year ending September 30, 2018	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2015-05 Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (Topic 350)
The amendments provide guidance as to whether a cloud computing arrangement (e.g., software as a service, platform as a service, infrastructure as a service, and other similar hosting arrangements) includes a software license and, based on that determination, how to account for such arrangements. The amendments may be applied on either a prospective or retrospective basis and early adoption is permitted.
		First quarter of fiscal year ending September 24, 2017	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2015-03 Simplifying the Presentation of Debt Issuance Costs (Subtopic 835-30)
The amendments require that debt issuance costs related to a recognized liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. The amendments should be applied on a retrospective basis and early adoption is permitted.
		First quarter of fiscal year ending September 24, 2017	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.

Standard	Description	Effective Date	Effect on financial statements and other significant matters
ASU No. 2015-02 Amendments to the Consolidation Analysis (Topic 810)
The amendments revise the consolidation analysis related to limited partnerships and similar legal entities, variable interest entities, and certain investment funds. The amendments may be applied on either a modified or full retrospective basis.
		First quarter of fiscal year ending September 24, 2017	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.
ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606)
The core principle of the new guidance is that an entity will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Additionally, the guidance requires disclosures related to the nature, amount, timing, and uncertainty of revenue that is recognized. The amendments may be applied on either a full or modified retrospective basis.
		First quarter of fiscal year ending September 30, 2018 or fiscal year ending September 29, 2019	We are currently evaluating the timing, method, and impact that the adoption of these provisions will have on the Company’s consolidated financial statements.